Income tax (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Tax [Abstract]
Schedule of income tax

	2020	2019	2018
Current income tax	490	(48,425)	(39,100)
Deferred income tax	13,805	31,346	24,999
	14,295	(17,079)	(14,101)

Schedule of effective income tax rate differs from theoretical amount

	2020	2019	2018

(Loss) / Income before income tax	(376,188)	11,259	3,502
Tax benefit calculated for each company	110,056	4,978	11,008
Adjustments
Non-taxable income	10,079	30,387	20,455
Expenses related to non-taxable income	(19,725)	(20,732)	(16,960)
Non-deductible expenses	(5,831)	(6,811)	(9,803)
Effect of tax inflation adjustment (2)	(25,680)	(31,202)	—
Effect of inflation adjustment	(9,480)	3,332	(20,152)
Effect of asset revaluation for tax purposes (1)	44,423	70,544	—
Asset revaluation for tax purpose - Current tax (1)	—	(11,876)	—
Unrecognized deferred taxes (3)	(86,199)	(52,078)	(4,435)
Other	(3,348)	(3,621)	5,786
Income tax	14,295	(17,079)	(14,101)

(1) On December 29, 2017, the National Executive Office of Argentina issued Law 27.430 - Income Tax. This law introduced several changes in the treatment of income tax as the gradual reduction from 35% to 30% for fiscal years starting from January 1, 2018 until December 31, 2019 and to 25% for fiscal years beginning on or after January 1, 2020, inclusive.